Shareholder Report, Holdings (Details) - Class R	Nov. 30, 2025
Corcept Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Nuvation Bio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.73%
Huntington Conservation [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%
Nvidia [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.86%
Untied States Antimony [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.32%
Symbotic [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.82%
Next Gen Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
Catalyust Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
Applied Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%
Cash Equivalent [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.12%
Comm Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Enegry [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.75%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.12%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%
Info Tech [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.94%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.42%